Borrowings - Additional Information (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 3,000,000,000.0	$ 3,600,000,000
Federal Home Loan Bank Advances And Letters Of Credit Amount Used	500,000,000	400,000,000
Assets sold under agreements to repurchase	121,303,000	193,378,000
Other short-term borrowings	0	0
Advances with FRB
Debt Disclosure
Line Of Credit Facility Current Borrowing Capacity	1,400,000,000	1,100,000,000
Federal Home Loan Bank
Debt Disclosure
Line Of Credit Facility Capacity Available For Specific Purpose Other Than For Trade Purchases	$ 900,000,000	$ 900,000,000